Pension Liabilities - Additional details (Details) - Not Later Than One Year [Member] - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Liabilities
Estimated contributions to plans for post-employment benefits	kr 813	kr 555
Weighted average maturity	18 years 7 months 6 days	22 years 3 months 18 days